Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 1991	Dec. 31, 2018	Apr. 18, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Redemption amount of senior redeemable preferred stock					$ 2.1
Preferred stock dividend rate per annum		12.00%
Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Preferred stock dividend rate per annum	12.00%		6.00%
Public preferred stock par value (in dollar per share)	$ 0.01
Carrying value of public preferred stock	$ 139.2			$ 135.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Public preferred stock	$ 60.5			$ 41.4